Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000074146 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Tax-Free USA Fund (Institutional Class) – including sales charge
Accumulated Value	$ 10,000		$ 10,058	$ 10,220	$ 11,109	$ 11,520	$ 12,606	$ 11,033	$ 10,986	$ 12,327	$ 11,720	$ 12,427
C000006387 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Tax-Free USA Fund (Class C) – including sales charge
Accumulated Value	10,000		9,958	10,026	10,783	11,071	11,987	10,392	10,240	11,382	10,717	11,252
C000006385 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Tax-Free USA Fund (Class A) – including sales charge
Accumulated Value	9,550		9,577	9,715	10,528	10,891	11,883	10,379	10,305	11,541	10,938	11,570
C000006388 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Tax-Free USA Intermediate Fund (Class A) – including sales charge
Accumulated Value	9,725.06		9,751.55	9,807.03	10,564.66	10,857.43	11,493.22	10,306.31	10,323.63	11,268.19	10,994.81	11,463.07
C000006390 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Tax-Free USA Intermediate Fund (Class C) – including sales charge
Accumulated Value	9,999.99		9,944.33	9,916.18	10,592.58	10,793.3	11,326.99	10,076.68	10,017.76	10,853.42	10,510.5	10,876.46
C000074147 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Tax-Free USA Intermediate Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		10,036.11	10,110.69	10,912.56	11,232	11,904.45	10,693.81	10,741.78	11,748.46	11,498.69	12,018.13
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,088	10,138	11,022	11,378	11,765	10,749	10,932	11,598	11,607	12,085
Bloomberg 3 15 Year Blend Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 3–15 Year Blend Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,109	$ 10,114	$ 10,939	$ 11,310	$ 11,621	$ 10,797	$ 10,978	$ 11,555	$ 11,766	$ 12,111